SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	1 Months Ended
Nov. 30, 2021
Accounting Policies [Abstract]
SUMMARY OF BASIC AND DILUTED NET LOSS PER COMMON SHARE

The following table reflects the calculation of basic and diluted net income per common share (in U.S. dollars, except per share amounts):

	For the Year Ended November 30, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$88,130	$25,357
Denominator:
Basic and diluted weighted average shares outstanding	7,478,425	2,156,250

Basic and diluted net income per share of common stock	$0.01	$0.01